Investment Properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Opening balance	₺ 109,905
Closing balance	108,686	₺ 109,905
Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Opening balance	399,412	325,682
Disposal	(226,333)
Transfer from property, plant and equipment	515,515	73,730
Closing balance	688,594	399,412
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Opening balance	(289,507)	(223,015)
Disposal	174,246
Transfer from property, plant and equipment	(443,753)	(60,997)
Depreciation and impairment charges during the year	(20,894)	(5,495)
Closing balance	₺ (579,908)	₺ (289,507)